Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Computer and equipment
Property Plant and Equipment [Line Items]
Estimated service lives (years)	5 years	5 years
Office equipment and furniture | Minimum
Property Plant and Equipment [Line Items]
Estimated service lives (years)	5 years	5 years
Office equipment and furniture | Maximum
Property Plant and Equipment [Line Items]
Estimated service lives (years)	7 years	7 years
Software | Minimum
Property Plant and Equipment [Line Items]
Estimated service lives (years)	3 years	3 years
Software | Maximum
Property Plant and Equipment [Line Items]
Estimated service lives (years)	5 years	5 years
Leasehold improvements
Property Plant and Equipment [Line Items]
Estimated service lives (years)	15 (or lease term, if shorter)	15 (or lease term, if shorter)